Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets (Textual) [Abstract]
Net revenue from products	$ 5,000,000
Amortization expense of intangibles	182,000
License agreement expiry period	5 years
Intangible assets held	2,800,000	0
Milestone payment to be made upon incremental revenue	500,000
Amount of revenue recognized for milestone	2,000,000
Maximum milestone payment to be made	5,000,000
Royalty payable as a percentage of net revenue	6.50%
Royalty payable as a percentage of sublicensing revenue	50.00%
Impairment loss	$ 0